Property and Equipment, Net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9,357	$ 7,322	$ 3,874